Subsequent Events (Details)										1 Months Ended
	Aug. 09, 2021 shares	Jul. 02, 2021 USD ($) item	Jun. 07, 2021 shares	May 18, 2021 shares	Apr. 07, 2021 USD ($)	Nov. 24, 2020 shares	Jul. 09, 2020 USD ($)	Jun. 01, 2020 USD ($)	Apr. 27, 2020 USD ($)	May 31, 2021 shares	Aug. 03, 2021	Jul. 02, 2021 CNY (¥)	Jun. 30, 2021 $ / shares shares	Apr. 07, 2021 CNY (¥)	Dec. 31, 2020 $ / shares shares	Jul. 09, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)
Subsequent Event [Line Items]
Common Stock, Shares Authorized													50,000,000		50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.001		$ 0.001
Stock Issued During Period, Shares, New Issues			5,380,000	1,600,000		6,060,608				1,600,000
Shangchi Automobile | Jiyi
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													19.00%
Shangchi Automobile | Wangbo
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													51.00%
Wangbo | Jiamu
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													100.00%
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 2,989,570	$ 1,533,000								¥ 19,300,000	¥ 10,000,000
Debt Instrument, Term							1 year	6 months
Debt Instrument, Interest Rate, Stated Percentage							4.85%	4.00%								4.85%	4.00%
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 2,725,674									¥ 17,780,000
Debt Instrument, Term								6 months
Debt Instrument, Interest Rate, Stated Percentage								5.88%									5.88%
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 2,478,400				$ 2,912,700					¥ 16,000,000				¥ 19,000,000
Debt Instrument, Term					1 year				1 year
Debt Instrument, Interest Rate, Stated Percentage					5.65%				4.785%					5.65%				4.785%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	600,000,000
Subsequent Event [Member] | Under 2014 Shares Incentive Plans [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	560,000
Subsequent Event [Member] | Under 2021 Shares Incentive Plans [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	40,000,000
Subsequent Event [Member] | Shangchi Automobile
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											30.00%
Subsequent Event [Member] | Shangchi Automobile | Jiyi
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											19.00%
Subsequent Event [Member] | Shangchi Automobile | Wangbo
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											51.00%
Subsequent Event [Member] | Shangchi Automobile | Jiamu
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											51.00%
Subsequent Event [Member] | Wangbo
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
Subsequent Event [Member] | Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member] | Notes Payable to Banks [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 2,600,000										¥ 17,080,000,000,000
Debt Instrument, Term		6 months
Debt Instrument, Interest Rate, Stated Percentage		4.65%										4.65%
Number of Guarantors | item		3
Subsequent Event [Member] | Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Collateral Amount		$ 4,000,000.0										¥ 25,960,000